Derivative Instruments and Hedging Activities (Notes)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities

Exchange rate fluctuations affect a portion of revenues and operating costs that are denominated in foreign currencies, and we use forward currency and currency option contracts to reduce our exposure to certain of these currency price fluctuations. Contracts that sell euros have not been designated as hedges for accounting purposes and gains or losses are reported in earnings immediately in other income (expense). Contracts that purchase Canadian dollars are designated as hedges for accounting purposes, which requires us to record the effective gains and losses for the derivatives in accumulated other comprehensive income (loss) and reclassify them into cost of products sold in the same period we recognize the associated underlying operating costs. We recognize gains and losses on these designated derivatives immediately in cost of products sold if we calculate hedge ineffectiveness.

We are exposed to fluctuations in market prices of raw materials and energy sources. We may use cash-settled commodity price swaps and options (including collars) to hedge the market risk associated with the purchase of certain of our raw materials and energy requirements. For input commodities, these derivatives are typically used for a portion of our electricity, iron ore, natural gas, nickel and zinc requirements. Our hedging strategy is to reduce the effect on earnings from the price volatility of these various commodity exposures. Independent of any hedging activities, price changes in any of these commodity markets could negatively affect operating costs.

All commodity derivatives are recognized as an asset or liability at fair value. We record the effective gains and losses for commodity derivatives designated as cash flow hedges of forecasted purchases of raw materials and energy sources in accumulated other comprehensive income (loss) and reclassify them into cost of products sold in the same period we recognize earnings for the associated underlying transaction. We recognize gains and losses on these designated derivatives immediately in cost of products sold for calculated hedge ineffectiveness and for components excluded from the assessment of effectiveness. We record all gains or losses from commodity derivatives for which hedge accounting treatment has not been elected to earnings immediately in cost of products sold.

We have no collateral deposited with counterparties under collateral funding arrangements as of December 31, 2017.

Outstanding commodity price swaps and options and forward foreign exchange and currency option contracts as of December 31, 2017 and 2016, are presented below:

Hedge Contracts	2017		2016
Commodity contracts:
Nickel (in lbs)	500,000		—
Natural gas (in MMBTUs)	41,338,000		43,865,000
Zinc (in lbs)	50,350,000		58,750,000
Iron ore (in metric tons)	2,340,000		2,555,000
Electricity (in MWHs)	1,553,000		1,578,821
Foreign exchange contracts:
Euros		€26,000,000		€5,000,000
Canadian dollars	C$	148,080,000	C$	—

The fair value of derivative instruments as of December 31, 2017 and 2016, is presented below:

Asset (liability)	2017	2016
Derivatives designated as hedging instruments:
Other current assets:
Foreign exchange contracts	$0.2	$—
Commodity contracts	9.0	18.5
Other non-current assets:
Foreign exchange contracts	1.7	—
Commodity contracts	2.3	5.2
Other current liabilities:
Foreign exchange contracts	(0.2)	—
Commodity contracts	(4.6)	(1.8)
Other non-current liabilities—commodity contracts	(0.5)	(0.1)

Derivatives not designated as hedging instruments:
Other current assets:
Foreign exchange contracts	—	0.1
Commodity contracts	26.2	28.5
Other non-current assets—commodity contracts	8.3	10.1
Accrued liabilities:
Foreign exchange contracts	(0.1)	—
Commodity contracts	(0.3)	—
Other non-current liabilities—commodity contracts	—	(0.5)

Gains (losses) on derivative instruments for the years ended December 31, 2017, 2016 and 2015, are presented below:

Gain (loss)	2017	2016	2015
Derivatives designated as cash flow hedges—
Commodity contracts:
Reclassified from accumulated other comprehensive income into cost of products sold (effective portion)	$6.1	$(39.1)	$(47.7)
Recorded in cost of products sold (ineffective portion and amount excluded from effectiveness testing)	0.7	(13.3)	(23.6)

Derivatives not designated as hedging instruments:
Foreign exchange contracts—recognized in other income (expense)	(1.6)	(0.9)	(0.1)
Commodity contracts:
Recognized in net sales	—	—	2.2
Recognized in cost of products sold	31.6	38.6	(2.0)

The termination of the pellet offtake agreement with Magnetation and entry into the Settlement Agreement affects the accounting treatment of our iron ore derivative contracts. We previously designated certain derivative contracts as cash flow hedges on a portion of the Magnetation iron ore purchases. As a result of the entry into the Settlement Agreement, we discontinued designating those derivatives contracts as hedging instruments, which increases the volatility of our results of operations. This volatility does not affect the ultimate gains or losses on the derivative contracts we will recognize in the financial statements, but only the timing of recognition. Derivative contracts not designated as hedging instruments require us to immediately recognize changes in the fair value of the derivative contracts in cost of products sold in the table above when the change in fair value occurs, instead of when we recognize costs for the underlying purchases of iron ore.

Gains (losses) before tax expected to be reclassified into cost of products sold within the next twelve months for our existing commodity contracts that qualify for hedge accounting, as well as the period over which we are hedging our exposure to the volatility in future cash flows, are presented below:

Hedge	Settlement Dates	Gains (losses)
Natural gas	January 2018 to December 2019	$(0.2)
Electricity	January 2018 to December 2019	1.1
Zinc	January 2018 to December 2019	11.3
Canadian dollars	January 2018 to December 2020	(0.8)